UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

It’s not what you earn, it’s what you keep.®

Semi-Annual Report November 30, 2015

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class C2	Class I

Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FTNDX	FTNCX	FTNRX

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Must be preceded by or accompanied by a prospectus.

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Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

For better or for worse, the financial markets spent most of the past year waiting for the U.S.

Federal Reserve (Fed) to end its accommodative monetary policy. The policy has propped up stock and bond markets since the Great Recession, but the question remains: how will markets behave without its influence? This uncertainty was a considerable source of volatility for stock and bond prices for much of 2015, despite the Fed carefully conveying its intention to raise rates slowly and only when the economy shows evidence of readiness.

As was widely expected, the long-awaited Fed rate hike materialized in mid-December. While the move was interpreted as a vote of confidence on the U.S. economy’s underlying strength, the Fed emphasized that future rate increases will be gradual and guided by its ongoing assessment of financial conditions. Headwinds including rising borrowing costs, softer commodity prices, low inflation, a strong U.S. dollar and a stagnant global economy could necessitate keeping monetary conditions accommodative for longer. Meanwhile, policy makers in Europe and Japan are deploying their available tools to try to bolster their economies’ fragile growth, while Chinese authorities have stepped up efforts to manage China’s slowdown.

Although the new year began with a more pessimistic tone to investor sentiment and elevated volatility in the markets, we caution investors from making long-term decisions based on short-term news. In times like these, you can look to a professional investment manager with the experience and discipline to maintain the proper perspective on short-term events. And if the daily headlines do concern you, I encourage you to reach out to your financial advisor. Your financial advisor can help you evaluate your investment strategies in light of current events, your time horizon and risk tolerance.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

January 25, 2016

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio managers Daniel J. Close, CFA, and Steven M. Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina, and Tennessee Funds since 2007, and Steve has managed the Louisiana Fund since 2011.

How did the Funds perform during the six-month reporting period ended November 30, 2015?

The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the applicable six-month, one-year, five-year, ten-year and since-inception periods ended November 30, 2015. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average.

For the reporting period, the Class A Shares at NAV of the Nuveen Louisiana Municipal Bond Fund and the Nuveen Tennessee Municipal Bond Fund outperformed the S&P Municipal Bond Index. The Class A Shares at NAV of the Nuveen Georgia Municipal Bond Fund and the Nuveen North Carolina Municipal Bond Fund trailed the S&P Municipal Bond Index. All four Funds outpaced their shared Lipper classification average.

What key strategies were used to manage the Funds during the six-month reporting period ended November 30, 2015 and how did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by Nuveen Asset Management. Our municipal bond portfolios are managed with a value-oriented approach and close input from Nuveen Asset Management’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

Nuveen Georgia Municipal Bond Fund

The Nuveen Georgia Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period. Duration positioning was partly behind the relative underperformance. During the reporting period, longer-dated bonds generally outperformed their shorter-maturity counterparts, as rates modestly fell on the long end of the yield curve. Accordingly, the Fund’s underweighting in bonds with longer durations, and therefore more sensitivity to changes in interest rates and less benefit from falling interest rates, hampered our relative performance.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

In light of market conditions, our various higher quality, shorter-maturity holdings tended to underperform. However, longer duration holdings, including the Fund’s tender option bonds (TOBs), fared well. TOBs, also known as inverse floating rate securities, are derivative contracts we use in an attempt to increase the Fund’s distributable income and enhance total return by adding a small amount of leverage. As long-term interest rates declined, these long-duration bonds performed well, as expected.

The Fund’s credit rating positioning was beneficial. In light of the high quality nature of the Georgia municipal marketplace, the Fund had more limited exposure to bonds with B rated bonds. Although lower rated credits tended to outperform higher quality issues, this rating tier was an exception, and our very modest allocation there contributed positively to results.

Sector positioning was another positive performance factor. In particular, we were overweighted in the health care sector, which added value in light of the category’s strong results. Those results were tempered, however, by our positioning in public power bonds, which detracted from relative performance.

We were active in buying bonds during this reporting period, especially high quality issues, which often dominate the state’s marketplace. Consistent with our duration management objectives, the bonds we acquired tended to have intermediate and longer maturities. Recent bond acquisitions included state general obligation (GO), local appropriation, airport and dedicated-tax issues.

We also added local GO revenue bonds for the Sandy Springs City Center Project. Working closely with our research analysts, we determined these bonds offered a particularly attractive risk/reward balance for shareholders. To finance this purchase, we sold some high quality GO bonds that we believed had less attractive performance prospects. This sale was the exception, however, as we funded the rest of our purchases with the proceeds of bond calls and investment inflows.

During the reporting period, we eliminated the Fund’s small position in a credit default swap on the debt obligations of the U.S. territory of Puerto Rico, as the position no longer met our management objectives. During the current reporting period, the swap had a negligible impact on performance. At period end, the Fund had no exposure to bonds of U.S. territories and was entirely invested in Georgia municipal debt.

Of final note, the Fund was able to liquidate its longstanding holdings in Ty Cobb Regional Medical Center, a financially troubled hospital. These bonds were poor performers during our time of ownership but not material detractors during the reporting period.

Nuveen Louisiana Municipal Bond Fund

For the six-month reporting period, the Nuveen Louisiana Municipal Bond Fund modestly outperformed the S&P Municipal Bond Index, benefiting from favorable duration and yield curve positioning. During a period in which longer-dated bonds tended to outperform their shorter-dated counterparts, our modest overweighting on the long end of the yield curve had a positive impact on relative performance.

From a credit quality standpoint, various offsetting factors combined to create a mixed performance impact. For example, an overweighting in non-rated bonds hampered results in light of that category’s relative underperformance, while we enjoyed good results from our other below investment grade holdings. We were simultaneously underweighted in bonds rated AAA, the market’s weakest performing credit quality segment. In the BBB rating category, the lowest rung of the investment grade bond universe, the picture was further mixed. Although BBB rated issues tended to outperform nationally, this was not the case in Louisiana, causing our exposure to the category to detract in relative terms.

On a sector basis, the Fund benefited from its lack of exposure to Louisiana general obligation (GO) bonds, a lagging category. In their place, we opted to own dedicated sales-tax bonds, which performed well and further contributed to results. In contrast, our overweighting in hospital bonds detracted, as several lower rated providers in the state trailed the market. Also, the Fund was overweighted in corporate-backed municipal bonds, which make up a sizeable component of the Louisiana marketplace. Unfortunately, many of these issues lagged in conjunction with the taxable high yield bond market.

Of final note, the Fund was helped by its position in Guam GO debt. As our holdings were advance refunded during the reporting period, they experienced price increases in conjunction with the securities’ reduced credit and interest rate risk.

6	Nuveen Investments

The portfolio was largely unchanged during the reporting period. With limited new investment inflows and bond calls taking place, we had few new assets requiring reinvestment. We also believed the portfolio was already well positioned and saw few bonds available for purchase that were more attractive than the ones we already held.

During the reporting period, we bought New Orleans GO bonds, which replaced similar holdings in the portfolio which were called during the reporting period. Other purchases included Louisiana Community and Technical College System bonds and tax-appropriation bonds for Bossier City. In these last two cases, we thought the bonds offered attractive yields relative to the issuers’ underlying credit risk.

Meanwhile, our only sale during the reporting period involved U.S. Virgin Islands tax-exempt debt, which provided some of the proceeds we used to finance our purchases. At period end, exposure to the U.S. Virgin Island consisted of about 2% of the portfolio’s net assets. Guam bonds made up about 4%, with nearly all of our holdings in high quality, short-duration advance refunded bonds. We did not own any debt of Puerto Rico, which continued to experience financial challenges.

Nuveen North Carolina Municipal Bond Fund

The Nuveen North Carolina Municipal Bond Fund also lagged the S&P Municipal Bond Index for the six-month reporting period. The Fund’s sector allocation was partly behind this relative underperformance, especially a substantial allocation to a weak performing advance refunded bonds category (18% of the portfolio at period end). These short-duration securities fulfill an important duration management function in the portfolio by balancing out our large weighting in longer-dated issues.

Overall, however, our duration positioning added value. Our longer-dated bonds benefited as interest rates fell modestly on the long end of the yield curve. The Fund also benefited from its underweighting in B rated bonds. Although many lower rated bonds outperformed during the reporting period, these issues were laggards and our limited exposure to the category was beneficial.

We did not make significant changes to the portfolio during the reporting period. As cash came into the portfolio via bond calls or new investment activity, we focused on quickly getting these proceeds invested. We bought bonds in both the primary and secondary municipal bond markets, favoring intermediate- and longer-dated securities.

Most of our purchases took place in two sectors. We participated in four different high quality water/sewer bond issues. We also bought four higher education bonds, consisting of a mix of public and private university issuers. We also added a special assessment bond issue, which provided a rare opportunity to add lower rated credits in the generally high quality North Carolina marketplace.

We liquidated our small allocation to a credit default swap on the debt obligations of Puerto Rico. During the reporting period, the swap had a negligible impact on performance. We concluded that the value of this derivative security could be more profitably reinvested elsewhere.

Nuveen Tennessee Municipal Bond Fund

For the six-month reporting period, the Nuveen Tennessee Municipal Bond Fund outpaced the S&P Municipal Bond Index. The Fund benefited from its duration positioning. Specifically, our overweighting in longer-dated bonds and underweighting in the market’s shortest-duration issues added value. Our credit quality positioning was also helpful, with our allocation to various categories of lower rated bonds contributing to results.

Meanwhile, sector allocation was modestly helpful, especially an overweighting in “other utility” bonds, a category that mostly includes gas prepaid issues. In contrast, overweighting advance refunded bonds hampered results in light of those securities’ very short maturities and high credit quality. We benefited from our exposure to tender option bonds (TOBs), derivative securities that were helped by their relatively long durations.

Purchase activity was relatively quiet during the reporting period, reflecting modest new shareholder investments that meant we often had few proceeds to reinvest. Our new purchases, which took place across four different market sectors and tended to consist of intermediate- and longer-maturity bonds, included a utility, water/sewer, local general obligation (GO) and state GO bond issue. We also purchased a lower rated credit issued by a continuing care retirement community.

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

To finance these purchases, we liquidated small amounts of our Alternative Minimum Tax (AMT) airport and higher education bond holdings. In these cases, we were able to get good prices in response to strong demand from individual investors. Another notable sale involved a multi-family housing bond issue whose credit quality we were becoming concerned about. Of final note, we sold our modest exposure to a credit default swap on the debt obligations of Puerto Rico, preferring to reinvest the proceeds elsewhere in the market. During this reporting period, the swap had a negligible impact on performance.

8	Nuveen Investments

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2015, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. Georgia, Louisiana and Tennessee had positive UNII balances, while North Carolina had a negative UNII balance for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6—Income Tax Information within the Notes to Financial Statements of this report.

Nuveen Investments	9

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10	Nuveen Investments

Fund Performance, Expense Ratios

and Effective Leverage Ratios

The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital. The effective leverage ratio shown is the amount of investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Nuveen Investments	11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Georgia Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.98%	3.17%	4.94%	4.06%
Class A Shares at maximum Offering Price	(2.27)%	(1.18)%	4.04%	3.62%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Other States Municipal Debt Funds Classification Average	1.57%	2.45%	4.04%	3.83%

Class C2 Shares	1.71%	2.63%	4.37%	3.51%
Class I Shares	2.16%	3.45%	5.16%	4.30%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.67%	2.35%	4.03%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.84%	3.37%	5.49%	4.03%
Class A Shares at maximum Offering Price	(1.46)%	(0.99)%	4.59%	3.58%
Class C2 Shares	2.57%	2.73%	4.90%	3.46%
Class I Shares	2.93%	3.55%	5.70%	4.25%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.43%	2.45%	4.13%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.83%	1.62%	1.38%	0.63%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	6.82%

12	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.31%	4.20%	5.87%	4.70%
Class A Shares at maximum Offering Price	(1.99)%	(0.17)%	4.96%	4.25%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Other States Municipal Debt Funds Classification Average	1.57%	2.45%	4.04%	3.83%

Class C2 Shares	2.05%	3.59%	5.30%	4.13%
Class I Shares	2.41%	4.41%	6.08%	4.89%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.92%	3.32%	6.23%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.28%	3.92%	6.50%	4.67%
Class A Shares at maximum Offering Price	(1.08)%	(0.41)%	5.59%	4.22%
Class C2 Shares	3.03%	3.39%	5.93%	4.11%
Class I Shares	3.47%	4.13%	6.71%	4.85%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.98%	3.12%	6.32%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.85%	1.64%	1.40%	0.65%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	2.96%

Nuveen Investments	13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen North Carolina Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.85%	2.62%	4.70%	4.35%
Class A Shares at maximum Offering Price	(2.43)%	(1.65)%	3.80%	3.90%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Other States Municipal Debt Funds Classification Average	1.57%	2.45%	4.04%	3.83%

Class C2 Shares	1.56%	2.03%	4.13%	3.78%
Class I Shares	2.02%	2.87%	4.93%	4.55%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.43%	1.79%	4.29%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.06%	2.98%	5.35%	4.34%
Class A Shares at maximum Offering Price	(1.29)%	(1.39)%	4.44%	3.90%
Class C2 Shares	2.77%	2.39%	4.78%	3.77%
Class I Shares	3.04%	3.13%	5.56%	4.55%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.55%	2.14%	4.50%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.78%	1.58%	1.33%	0.58%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	2.00%

14	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.48%	3.36%	4.94%	4.69%
Class A Shares at maximum Offering Price	(1.82)%	(0.95)%	4.03%	4.23%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Other States Municipal Debt Funds Classification Average	1.57%	2.45%	4.04%	3.83%

Class C2 Shares	2.20%	2.71%	4.36%	4.11%
Class I Shares	2.59%	3.49%	5.14%	4.89%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.16%	2.54%	4.58%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.44%	3.44%	5.44%	4.67%
Class A Shares at maximum Offering Price	(0.93)%	(0.94)%	4.53%	4.22%
Class C2 Shares	3.16%	2.88%	4.88%	4.11%
Class I Shares	3.63%	3.66%	5.66%	4.89%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	3.03%	2.62%	4.72%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.79%	1.58%	1.34%	0.59%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	7.30%

Nuveen Investments	15

Yields as of November 30, 2015

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Nuveen Georgia Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.32%	2.67%	2.94%	3.65%
SEC 30-Day Yield	1.76%	1.05%	1.30%	2.04%
Taxable-Equivalent Yield (32.3%)[2]	2.60%	1.55%	1.92%	3.01%

Nuveen Louisiana Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.57%	2.95%	3.21%	3.92%
SEC 30-Day Yield	2.21%	1.51%	1.76%	2.50%
Taxable-Equivalent Yield (31.2%)[2]	3.21%	2.19%	2.56%	3.63%

Nuveen North Carolina Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.98%	2.30%	2.57%	3.26%
SEC 30-Day Yield	1.48%	0.75%	1.00%	1.74%
Taxable-Equivalent Yield (32.1%)[2]	2.18%	1.10%	1.47%	2.56%

16	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.08%	2.42%	2.66%	3.42%
SEC 30-Day Yield	1.65%	0.93%	1.18%	1.92%
Taxable-Equivalent Yield (32.3%)[2]	2.44%	1.37%	1.74%	2.84%

1	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

2	The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate as shown in the respective table above.

Nuveen Investments	17

Holding

Summaries as of November 30, 2015

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Georgia Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	99.9%
Other Assets Less Liabilities	2.1%
Net Assets Plus Floating Rate Obligations	102.0%
Floating Rate Obligations	(2.0)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Tax Obligation/General	22.4%
U.S. Guaranteed	17.7%
Tax Obligation/Limited	16.0%
Water and Sewer	10.9%
Health Care	10.8%
Utilities	10.1%
Education and Civic Organizations	6.8%
Other	5.3%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	23.0%
AA	47.3%
A	15.9%
BBB	5.7%
BB or Lower	1.6%
N/R (not rated)	6.5%
Total	100%

18	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	96.1%
Other Assets Less Liabilities	4.5%
Net Assets Plus Floating Rate Obligations	100.6%
Floating Rate Obligations	(0.6)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Tax Obligation/Limited	18.1%
Education and Civic Organizations	15.9%
Health Care	12.6%
Transportation	11.4%
U.S. Guaranteed	9.1%
Water and Sewer	6.4%
Utilities	5.0%
Tax Obligation/General	4.6%
Other	16.9%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	6.7%
AA	41.8%
A	27.7%
BBB	9.6%
BB or Lower	2.6%
N/R (not rated)	11.6%
Total	100%

Nuveen Investments	19

Holding Summaries as of November 30, 2015 (continued)

Nuveen North Carolina Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	101.2%
Other Assets Less Liabilities	0.8%
Net Assets Plus Floating Rate Obligations	102.0%
Floating Rate Obligations	(2.0)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Transportation	22.0%
U.S. Guaranteed	18.2%
Health Care	15.2%
Education and Civic Organizations	12.9%
Tax Obligation/Limited	11.3%
Water and Sewer	11.2%
Tax Obligation/General	5.5%
Other	3.7%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	30.1%
AA	54.3%
A	8.5%
BBB	3.6%
N/R (not rated)	3.5%
Total	100%

20	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	104.7%
Other Assets Less Liabilities	1.5%
Net Assets Plus Floating Rate Obligations	106.2%
Floating Rate Obligations	(6.2)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Water and Sewer	15.7%
Health Care	15.1%
U.S. Guaranteed	14.9%
Utilities	14.2%
Tax Obligation/General	13.6%
Tax Obligation/Limited	9.0%
Education and Civic Organizations	8.1%
Other	9.4%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	19.8%
AA	49.3%
A	18.2%
BBB	8.6%
N/R (not rated)	4.1%
Total	100%

Nuveen Investments	21

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2015.

The beginning of the period is June 1, 2015.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Georgia Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.80	$1,016.70	$1,017.10	$1,021.60
Expenses Incurred During Period	$4.14	$8.12	$6.91	$3.13
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.90	$1,016.95	$1,018.15	$1,021.90
Expenses Incurred During Period	$4.14	$8.12	$6.91	$3.13

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.61%, 1.37% and 0.62% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

22	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,023.10	$1,019.20	$1,020.50	$1,024.10
Expenses Incurred During Period	$4.25	$8.23	$7.02	$3.24
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.80	$1,016.85	$1,018.05	$1,021.80
Expenses Incurred During Period	$4.24	$8.22	$7.01	$3.23

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.63%, 1.39% and 0.64% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen North Carolina Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.50	$1,014.30	$1,015.60	$1,020.20
Expenses Incurred During Period	$3.94	$7.96	$6.70	$2.93
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.10	$1,017.10	$1,018.35	$1,022.10
Expenses Incurred During Period	$3.94	$7.97	$6.71	$2.93

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Tennessee Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,024.80	$1,021.60	$1,022.00	$1,025.90
Expenses Incurred During Period	$3.95	$7.99	$6.72	$2.94
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.10	$1,017.10	$1,018.35	$1,022.10
Expenses Incurred During Period	$3.94	$7.97	$6.71	$2.93

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Investments	23

Nuveen Georgia Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.9%

	MUNICIPAL BONDS – 99.9%

	Education and Civic Organizations – 6.8%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,115,370

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,052,230

1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,601,930

1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	1,143,840

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	85,370

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,725,210

605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	698,152

2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	Baa2	2,170,000
10,455	Total Education and Civic Organizations			11,592,102

	Health Care – 10.8%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/15 at 100.00	CC	2,890,549

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,287,250

1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	AA	1,532,932

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	4/16 at 100.00	Aa1	1,253,638

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,655,500
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,114,320

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA–	2,212,535

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A	2,347,155
17,675	Total Health Care			18,293,879

	Materials – 0.6%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,043,180

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 22.4%

$2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	$2,388,480

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,128,860

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,572,060

1,700	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	1,756,729

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,569,554

	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
1,000	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,001,890
3,000	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,004,950

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/16 at 100.00	Aa2	1,149,500

2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35	3/25 at 100.00	AAA	2,377,920

1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA–	2,319,946

2,625	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	2,778,510

600	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	642,726

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2015-XF0089, 13.475%, 2/01/16 (IF)	No Opt. Call	AAA	2,133,845

1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	No Opt. Call	Aa3	1,120,440

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,731,863

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	191,153
374	5.500%, 7/15/30	7/21 at 100.00	N/R	379,820
410	5.500%, 1/15/36	7/21 at 100.00	N/R	416,850

4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,207,040

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,097,880
34,382	Total Tax Obligation/General			37,970,016

	Tax Obligation/Limited – 16.0%

2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,884,425

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	AA	3,260,288

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	650,968
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,505,243

Nuveen Investments	25

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	$2,868,575

120	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	138,134

10	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	10,038

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,000	5.400%, 1/01/20	7/16 at 100.00	A–	1,003,740
2,000	5.600%, 1/01/30	7/16 at 100.00	A–	2,007,180

595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A–	648,615

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,000,910

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993:
150	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	156,527
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	179,403

200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	236,476

	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	557,690
280	5.000%, 8/01/21	No Opt. Call	BBB+	314,681

2,500	Grady County Lake Authority, Georgia, Revenue Bonds, Tired Creek Lake Project, Series 2015, 5.000%, 10/01/40	4/25 at 100.00	AA–	2,906,625

1,200	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	1,297,176

2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41 (WI/DD, Settling 12/10/15)	7/26 at 100.00	AA+	2,335,980

2,000	The Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,232,120

810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	892,806
24,750	Total Tax Obligation/Limited			27,087,600

	Transportation – 4.7%

2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	AA–	2,266,140

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA–	2,774,637
2,000	5.000%, 1/01/33	1/24 at 100.00	AA–	2,283,720

	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	175,403
170	5.000%, 1/01/33	1/25 at 100.00	BBB	185,819
100	5.000%, 1/01/34	1/25 at 100.00	BBB	109,144
150	5.000%, 1/01/35	1/25 at 100.00	BBB	162,636
7,005	Total Transportation			7,957,499

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 17.6% (4)

$345	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	$382,709

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	3,870,472

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (4)	1,210,209
510	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	561,097
3,250	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (4)	3,575,618

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 (Pre-refunded 1/01/17) – AGM Insured	1/17 at 100.00	AA+ (4)	3,668,595

	Douglas County School District, Georgia, General Obligation Bonds, Series 2007:
605	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	Aa1 (4)	640,453
1,395	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (4)	1,476,454

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewerage Revenue Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	1,889,026

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AAA	2,391,961

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18) (UB)	2/18 at 100.00	AAA	5,552,727

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
735	4.750%, 2/01/29 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (4)	770,795
1,250	5.000%, 2/01/33 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (4)	1,314,513

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (4)	114,036

300	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (4)	326,565

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 (Pre-refunded 3/01/16) – SYNCORA GTY Insured	3/16 at 100.00	N/R (4)	2,226,202
28,040	Total U.S. Guaranteed			29,971,432

	Utilities – 10.1%

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	AA–	2,073,780

755	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	No Opt. Call	A+	758,382

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,215,880

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA	1,376,064

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	977,905
500	5.000%, 3/15/21	No Opt. Call	A	566,615
2,315	5.000%, 3/15/22	No Opt. Call	A	2,642,688

Nuveen Investments	27

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
$1,000	5.000%, 3/15/18	No Opt. Call	A+	$1,081,840
360	5.500%, 9/15/23	No Opt. Call	A	428,159
2,630	5.500%, 9/15/27	No Opt. Call	A	3,199,895

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – NPFG Insured	7/16 at 39.18	AA–	456,444

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,355,471
16,000	Total Utilities			17,133,123

	Water and Sewer – 10.9%

2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–	2,421,580

1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.466%, 11/01/35 (IF)	5/25 at 100.00	AA–	2,589,301

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	871,320

500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA	581,985

3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,143,355

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,914,275

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA–	1,149,500

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,285,380

225	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	230,270

1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,131,890

165	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	A2	176,646
15,030	Total Water and Sewer			18,495,502
$154,337	Total Long-Term Investments (cost $160,776,567)			169,544,333
	Floating Rate Obligations – (2.0)%			(3,380,000)
	Other Assets Less Liabilities – 2.1%			3,519,221
	Net Assets – 100%			$169,683,554

28	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	29

Nuveen Louisiana Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.1%

	MUNICIPAL BONDS – 96.1%

	Consumer Staples – 3.0%

$875	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	B	$869,374

2,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A–	2,785,325
3,375	Total Consumer Staples			3,654,699

	Education and Civic Organizations – 15.3%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,114,120

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	925,824

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA	1,703,580

945	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,081,902

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,239,300

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking – Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,317,685

2,560	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	N/R	2,564,173

750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	835,418

1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,181,277

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A–	3,209,370

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,756,530

800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	909,136
17,125	Total Education and Civic Organizations			18,838,315

	Energy – 1.0%

1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	6/22 at 100.00	BBB	1,292,958

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 12.1%

$1,620	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	$1,835,606

100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44	10/20 at 100.00	A	114,326

2,380	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	2,531,344

1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A–	1,080,570

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,103,858

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,285,180

3,660	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	3,828,214

1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A+	1,112,364
13,645	Total Health Care			14,891,462

	Housing/Multifamily – 4.1%

1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,986,258

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA	3,078,090
4,870	Total Housing/Multifamily			5,064,348

	Housing/Single Family – 0.7%

225	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aa1	231,995

535	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	571,096
760	Total Housing/Single Family			803,091

	Industrials – 3.6%

1,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,870,543

1,350	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	1,505,399

1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	1,007,210
4,040	Total Industrials			4,383,152

	Long-Term Care – 0.3%

400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	410,480

Nuveen Investments	31

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 3.4%

$1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	$1,380,149

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB+	1,770,750

1,035	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	1,065,377
3,810	Total Materials			4,216,276

	Tax Obligation/General – 4.4%

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,390,140

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
500	5.000%, 12/01/25	No Opt. Call	A+	604,480
125	5.000%, 12/01/27	12/25 at 100.00	A+	148,566
525	5.000%, 12/01/29	12/25 at 100.00	A+	609,247

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,125,110

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	554,235
4,735	Total Tax Obligation/General			5,431,778

	Tax Obligation/Limited – 17.4%

1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,391,405

1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	A1	1,450,138

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,020,977

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	1,172,760

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	988,965

	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	AA–	2,290,000
2,000	5.000%, 10/01/37	10/24 at 100.00	AA–	2,239,140

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,137,850

1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA–	1,687,646

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,281,168

500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	556,265

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	$1,132,480

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 18.380%, 5/01/33 (IF)	5/20 at 100.00	AA	1,520,530

1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA–	1,729,440

15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/16 at 100.00	AA	15,136

695	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	743,462
18,805	Total Tax Obligation/Limited			21,357,362

	Transportation – 11.0%

805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	945,167

2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,177,300

	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
140	5.125%, 1/01/31	1/20 at 100.00	A–	156,149
1,700	5.250%, 1/01/41	1/20 at 100.00	A–	1,802,323

2,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A–	2,213,660

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,244,438

	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A3	1,364,010
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A3	546,105

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,387,045

610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	667,840
12,420	Total Transportation			13,504,037

	U.S. Guaranteed – 8.8% (4)

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,227,800

2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,167,080

1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB– (4)	1,488,864

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	1,023,650

1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A+ (4)	1,792,215

Nuveen Investments	33

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,390	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	$1,487,606

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (4)	1,586,197
9,640	Total U.S. Guaranteed			10,773,412

	Utilities – 4.8%

1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,710,105

2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,565,725

1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA–	1,121,650

500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+	500,995
5,500	Total Utilities			5,898,475

	Water and Sewer – 6.2%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	547,105

750	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	840,278

1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,102,010

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA–	1,660,845

1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,570,200

200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A–	225,796

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA–	1,672,272
6,950	Total Water and Sewer			7,618,506
$107,285	Total Long-Term Investments (cost $109,460,975)			118,138,351
	Floating Rate Obligations – (0.6)%			(750,000)
	Other Assets Less Liabilities – 4.5%			5,549,621
	Net Assets – 100%			$122,937,972

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen North Carolina Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 101.2%

	Education and Civic Organizations – 13.0%

$1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A–	$1,100,640

2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,924,046

1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,114,605

4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,089,410

1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38	4/19 at 100.00	AA+	1,116,002

2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,230,040

6,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	7,347,497

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,180	6.000%, 6/01/31	6/18 at 100.00	BBB	1,256,523
60	6.125%, 6/01/35	6/18 at 100.00	BBB	63,832

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,303,990

2,000	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,286,400

10,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	AAA	10,792,200

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,150,144
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,589,235

4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,228,194

1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,289,598

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA	1,434,212

	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,263,081
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,351,996
53,725	Total Education and Civic Organizations			58,931,645

Nuveen Investments	35

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 15.4%

$2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	$3,190,957

1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–	1,830,183

3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	3,186,579

2,930	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA–	3,244,184

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA	2,693,363

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,173,038

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,994,786

6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	6,565,440

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	854,648
380	5.000%, 6/01/35	6/22 at 100.00	AA	430,111
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,353,970

2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA–	3,283,498

3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	3,336,750

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	No Opt. Call	A	2,193,360

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A–	2,466,068
2,300	5.000%, 10/01/26	No Opt. Call	A–	2,560,521

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,656,600

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
320	5.500%, 10/01/19 – RAAI Insured	4/16 at 100.00	AA	321,254
1,385	5.500%, 10/01/29 – RAAI Insured	4/16 at 100.00	AA	1,389,363

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	129,681
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,709,780

2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,167,680

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	7/16 at 100.00	AA–	501,160

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	AA–	$7,260,352

750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	801,143

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,255	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	AA–	1,291,332
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	AA–	2,112,930
64,120	Total Health Care			69,698,731

	Housing/Multifamily – 0.7%

3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	A+	3,197,640

	Housing/Single Family – 1.2%

1,475	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,490,266

2,580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,748,680

875	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	880,066
4,930	Total Housing/Single Family			5,119,012

	Long-Term Care – 0.5%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,025,020

1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,180,255
2,145	Total Long-Term Care			2,205,275

	Tax Obligation/General – 5.5%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,706,715

4,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/25	No Opt. Call	AAA	5,081,600

11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	14,432,187

1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,429,105

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,377,768
20,445	Total Tax Obligation/General			25,027,375

	Tax Obligation/Limited – 11.5%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA+	341,988
350	5.000%, 4/01/32	4/22 at 100.00	AA+	396,799

	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,466,663
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,604,625

Nuveen Investments	37

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	$2,919,202

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,350	5.250%, 2/01/17 – NPFG Insured	2/16 at 100.00	AA	1,355,792
910	5.250%, 2/01/19 – NPFG Insured	2/16 at 100.00	AA	913,840

951	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,014,137

	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
1,000	4.375%, 3/01/25	No Opt. Call	N/R	1,008,990
1,600	5.375%, 3/01/40	3/25 at 100.00	N/R	1,621,184

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	3,986,925
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	3,985,200

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	2,073,482
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,635,000
500	5.000%, 7/01/41	7/21 at 100.00	AA	563,740

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,367,111

	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	533,638
750	5.000%, 10/01/34	10/24 at 100.00	AA+	877,703

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,444,774

2,445	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,814,660

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	2,139,399

225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA+	236,952

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,790,984

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA	1,715,050
47,101	Total Tax Obligation/Limited			51,807,838

	Transportation – 22.2%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,871,920

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,550,608

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,624,440
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,760,050
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,665,035

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	$5,285,400

	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	1,598,820
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	11,684,602

3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	4,259,838

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	27,812

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA	268,478
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA	125,053
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	55,168
10,710	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	11,865,288

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	34,718
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,757,574
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	9,487,753
20,015	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	8,568,622
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	6,407,615

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	No Opt. Call	Aa3	1,137,030
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,885,531

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	266,549
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	352,677

1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%, 5/01/37 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	AA+	1,046,230
127,695	Total Transportation			100,586,811

	U.S. Guaranteed – 18.4% (5)

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	3,247,624
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	2,458,684

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA (5)	1,071,430

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	8,645,128

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	A1 (5)	1,493,564

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (5)	1,208,798

Nuveen Investments	39

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
$2,770	5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	$3,004,037
1,520	5.000%, 12/01/24 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	1,648,425

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	AA (5)	5,960,772

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	Aa2 (5)	1,253,922

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – NPFG Insured	2/17 at 100.00	AA+ (5)	2,434,986

3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	3,495,933

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 (Pre-refunded 2/01/17) – AMBAC Insured	2/17 at 100.00	A (5)	1,330,135

1,020	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,138,565

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	5,883,548
15	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	18,358
520	6.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (5)	655,788
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	420,211

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	368,778

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	6,395,742

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (5)	3,870,911

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (5)	602,502

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	2,180,900

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
500	5.750%, 6/01/26 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	580,550
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	4,093,845
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,754,505

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (5)	1,097,388
1,105	5.000%, 4/01/21 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (5)	1,122,791

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA (5)	1,384,315
1,175	5.000%, 4/01/26 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA (5)	1,285,826
1,395	5.000%, 4/01/27 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA (5)	1,526,576
1,240	5.000%, 4/01/28 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	AA (5)	1,356,957

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,010	5.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 100.00	AAA	4,058,802
30	4.500%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 100.00	AAA	30,327

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (Pre-refunded 6/01/17) – AGM Insured	6/17 at 100.00	AA (5)	$1,064,870

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	4,233,040

775	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	N/R (5)	825,274
76,655	Total U.S. Guaranteed			83,203,807

	Utilities – 1.5%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA	1,105,840

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA	4,159,813

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,540,980
6,275	Total Utilities			6,806,633

	Water and Sewer – 11.3%

1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,689,233

1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,393,228

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA+	5,652,150

	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,134,740
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,735,270

2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,677,919

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,171,664

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	284,940

6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	7,161,920

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,296,050

1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,150,410

1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	AA+	1,147,110

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,671,318
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,840,930

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	AA–	4,318,640

Nuveen Investments	41

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
$515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/16 at 100.00	A+	$517,014
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/16 at 100.00	A+	1,034,048

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,688,685

5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,824,250

	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31 (WI/DD, Settling 12/09/15)	12/25 at 100.00	Aa1	1,219,056
500	5.000%, 6/01/32 (WI/DD, Settling 12/09/15)	12/25 at 100.00	Aa1	595,168
45,285	Total Water and Sewer			51,203,743
$451,376	Total Long-Term Investments (cost $425,604,845)			457,788,510
	Floating Rate Obligations – (2.0)%			(9,255,000)
	Other Assets Less Liabilities – 0.8%			3,911,450
	Net Assets – 100%			$452,444,960

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

42	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 104.7%

	MUNICIPAL BONDS – 104.7%

	Education and Civic Organizations – 8.5%

$3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,782,345

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	969,651
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,179,533
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,885,377

900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,021,608

	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Series 2015A:
675	4.000%, 9/01/31	9/25 at 100.00	A+	741,272
700	4.000%, 9/01/32	9/25 at 100.00	A+	763,735
330	4.000%, 9/01/33	9/25 at 100.00	A+	358,294
755	4.000%, 9/01/34	9/25 at 100.00	A+	815,747

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	BBB+	730,646
1,300	5.000%, 11/01/28	11/21 at 100.00	BBB+	1,427,686
1,295	5.000%, 11/01/29	11/21 at 100.00	BBB+	1,417,572
1,495	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,629,774
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	772,409

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,440,125

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB)	10/19 at 100.00	AA+	12,371,700

3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,173,212

	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
700	5.000%, 8/01/40	8/25 at 100.00	A+	801,542
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,139,710
33,525	Total Education and Civic Organizations			37,421,938

	Health Care – 15.8%

1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	A+	1,136,836

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
1,520	5.000%, 10/01/18 – AGC Insured	No Opt. Call	AA	1,660,706
760	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	858,329

Nuveen Investments	43

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,575	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	$1,679,706

810	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	874,136

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	1,014,559
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	224,382
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,409,800

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	102,521
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,120,350

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006A:
10,000	0.000%, 1/01/35	1/17 at 41.04	A	3,894,600
8,930	0.000%, 1/01/36	1/17 at 38.98	A	3,304,279
1,955	0.000%, 1/01/38	1/17 at 35.16	A	651,953
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,582,550
1,800	0.000%, 1/01/40	1/17 at 31.69	A	540,396
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.69	AA	1,768,232
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,906,227

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,121,315
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,104,400

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,920,700

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,501,900

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA	2,700,850

1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	1,080,470

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	7,676,625

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,135,500
101,835	Total Health Care			69,971,322

	Housing/Multifamily – 5.1%

5,625	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,598,238

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,553,340

2,560	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	2,732,032

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	$1,480,597

5,320	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,698,890

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	BBB	530,010
3,700	5.850%, 10/01/46	10/20 at 100.00	BBB	3,995,741
20,600	Total Housing/Multifamily			22,588,848

	Housing/Single Family – 1.1%

5	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/16 at 100.00	AA	5,035

770	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	801,393

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,060	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,320,437
940	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,000,574
4,775	Total Housing/Single Family			5,127,439

	Long-Term Care – 1.6%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,626,705
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,430,061
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,277,615

1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,127,357

1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	No Opt. Call	N/R	1,527,690
6,650	Total Long-Term Care			6,989,428

	Tax Obligation/General – 14.2%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,706,560

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	281,208

1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20 – AGM Insured	No Opt. Call	Aa1	1,178,528

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,395,235

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,583,080

Nuveen Investments	45

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	$2,475,780

585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	674,008

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,393,490
7,880	5.000%, 7/01/23	7/22 at 100.00	AA	9,469,475

2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 18.183%, 4/1/21 (IF)	No Opt. Call	AA	4,423,300

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	710,352

	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,099,350
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,358,150
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,079,521

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,588,752

	Tennessee State, General Obligation Bonds, Series 2011A:
5,000	5.000%, 10/01/21	No Opt. Call	Aaa	6,005,250
1,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	1,179,390

	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	Aaa	1,201,500
675	5.000%, 9/01/34	9/24 at 100.00	Aaa	807,482

	Tennessee State, General Obligation Bonds, Series 2015A:
3,510	5.000%, 8/01/21	No Opt. Call	Aaa	4,201,997
1,535	5.000%, 8/01/34	8/25 at 100.00	Aaa	1,858,363
1,250	5.000%, 8/01/35	8/25 at 100.00	Aaa	1,507,363

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,572,975

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,047,888
52,380	Total Tax Obligation/General			62,798,997

	Tax Obligation/Limited – 9.4%

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,634,005
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,138,370
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,148,581

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,730,633

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
$4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	Aa1	$4,955,766
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	Aa1	7,380,173
1,500	5.000%, 11/01/35	No Opt. Call	Aa1	1,771,230
1,295	5.000%, 11/01/40	11/25 at 100.00	Aa1	1,507,302
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	Aa1	5,819,700
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	Aa1	11,583,790
35,890	Total Tax Obligation/Limited			41,669,550

	Transportation – 2.1%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,790,963
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	484,407
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,586,811

2,085	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,242,418
8,020	Total Transportation			9,104,599

	U.S. Guaranteed – 15.6% (5)

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
1,000	5.000%, 9/01/28 (Pre-refunded 3/01/18)	3/18 at 100.00	AA+ (5)	1,092,920
5,000	5.000%, 9/01/33 (Pre-refunded 3/01/18)	3/18 at 100.00	AA+ (5)	5,464,600

480	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA (5)	534,192

240	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	274,572

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 (Pre-refunded 9/01/17) – SYNCORA GTY Insured	9/17 at 100.00	Aa2 (5)	5,373,950

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Bonds, Refunding & Improvement Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,519,286

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	Aa3 (5)	5,431,900

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	1,058,260
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	1,058,260
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	1,058,260
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA (5)	1,058,260

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A1 (5)	5,888,679

2,190	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.750%, 4/01/41 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (5)	2,436,331

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	2/16 at 100.00	AA– (5)	2,746,460
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	2/16 at 100.00	AA– (5)	9,611,055

Nuveen Investments	47

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$725	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA– (5)	$728,038

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (5)	746,073

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	17,126,178

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA+ (5)	2,199,480

715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	835,363

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 (Pre-refunded 2/01/16) – AGM Insured	2/16 at 100.00	AAA	2,016,360

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (5)	617,283
67,475	Total U.S. Guaranteed			68,875,760

	Utilities – 14.9%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	598,955
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,088,065

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,074,090
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,653,618
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	3,105,356
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	10,125,648

	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	802,489
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,375,240
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,364,920

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,309,292
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,821,750

2,050	Knoxville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015EE, 5.000%, 7/01/22	No Opt. Call	AA+	2,475,498

11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,926,588

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,624,505
1,755	5.250%, 9/01/22	No Opt. Call	A	2,071,023
3,130	5.250%, 9/01/24	No Opt. Call	A	3,697,500
2,520	5.250%, 9/01/26	No Opt. Call	A	2,996,860

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,420,544

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$450	5.000%, 2/01/19	No Opt. Call	A	$493,137
100	5.000%, 2/01/21	No Opt. Call	A	113,660
250	5.000%, 2/01/22	No Opt. Call	A	287,833
600	5.000%, 2/01/23	No Opt. Call	A	695,316
100	5.000%, 2/01/24	No Opt. Call	A	115,252
4,760	5.000%, 2/01/27	No Opt. Call	A	5,525,122
56,785	Total Utilities			65,762,261

	Water and Sewer – 16.4%

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	1,932,004

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,323,560
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,724,671

	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,962,780
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,468,476

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,643,675

6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,755,040

1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	1,853,430

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,278,324

930	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012, 4.500%, 1/01/27	1/23 at 100.00	AA–	1,050,082

1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA–	1,563,062

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,362,730

1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,744,249

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,755	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	3,033,668
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,045,940
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,191,760

2,100	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Tender Option Bond Trust 4416, 0.060%, 7/01/21	No Opt. Call	AA–	2,100,000

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	605,845
525	5.000%, 6/01/20	No Opt. Call	AA	608,921
585	5.000%, 6/01/21	No Opt. Call	AA	691,920
515	5.000%, 6/01/22	No Opt. Call	AA	618,742

Nuveen Investments	49

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	$4,807,778

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	541,925
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,747,333

4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA–	5,717,926

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,190,554
65,670	Total Water and Sewer			72,564,395
$453,605	Total Investments (cost $430,036,468) – 104.7%			462,874,537
	Floating Rate Obligations – (6.2)%			(27,290,000)
	Other Assets Less Liabilities – 1.5%			6,382,351
	Net Assets – 100%			$441,966,888

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

50	Nuveen Investments

Statement of

Assets and Liabilities	November 30, 2015 (Unaudited)

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Long-term investments, at value (cost $160,776,567, $109,460,975, $425,604,845 and $430,036,468, respectively)	$169,544,333	$118,138,351	$457,788,510	$462,874,537
Cash	1,557,375	1,819,528	—	1,671,688
Receivable for:
Interest	2,537,985	1,697,931	6,684,315	5,608,086
Investments sold	2,215,000	2,183,545	—	115,507
Shares sold	136,987	176,193	611,726	265,284
Other assets	1,676	1,809	35,164	63,954
Total assets	175,993,356	124,017,357	465,119,715	470,599,056
Liabilities
Cash overdraft	—	—	195,880	—
Floating rate obligations	3,380,000	750,000	9,255,000	27,290,000
Payable for:
Dividends	171,012	86,520	341,827	198,722
Investments purchased	2,302,900	—	1,798,227	—
Shares redeemed	296,821	117,075	718,625	700,996
Accrued expenses:
Management fees	70,738	51,062	183,535	179,905
Trustees fees	600	423	35,792	63,771
12b-1 distribution and service fees	37,282	31,403	58,145	105,930
Other	50,449	42,902	87,724	92,844
Total liabilities	6,309,802	1,079,385	12,674,755	28,632,168
Net assets	$169,683,554	$122,937,972	$452,444,960	$441,966,888
Class A Shares
Net assets	$90,418,506	$82,876,362	$170,524,795	$285,780,678
Shares outstanding	8,172,435	7,245,258	15,527,104	23,914,362
Net asset value (“NAV”) per share	$11.06	$11.44	$10.98	$11.95
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$11.54	$11.94	$11.46	$12.47
Class C Shares
Net assets	$5,353,357	$4,968,958	$9,160,442	$11,416,079
Shares outstanding	485,848	436,402	834,452	958,086
NAV and offering price per share	$11.02	$11.39	$10.98	$11.92
Class C2 Shares
Net assets	$29,624,128	$23,109,137	$37,764,487	$82,204,968
Shares outstanding	2,687,760	2,029,507	3,438,531	6,887,903
NAV and offering price per share	$11.02	$11.39	$10.98	$11.93
Class I Shares
Net assets	$44,287,563	$11,983,515	$234,995,236	$62,565,163
Shares outstanding	4,016,898	1,044,984	21,311,574	5,242,819
NAV and offering price per share	$11.03	$11.47	$11.03	$11.93
Net assets consist of:
Capital paid-in	$167,785,624	$118,452,515	$430,216,247	$410,374,727
Undistributed (Over-distribution of) net investment income	286,797	127,692	(133,458)	2,457,032
Accumulated net realized gain (loss)	(7,156,633)	(4,319,611)	(9,821,494)	(3,702,940)
Net unrealized appreciation (depreciation)	8,767,766	8,677,376	32,183,665	32,838,069
Net assets	$169,683,554	$122,937,972	$452,444,960	$441,966,888
Authorized shares – per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Nuveen Investments	51

Statement of

Operations	Six Months Ended November 30, 2015 (Unaudited)

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$3,749,230	$2,694,906	$8,544,269	$9,422,152
Expenses
Management fees	426,451	305,804	1,087,555	1,090,316
12b-1 service fees – Class A Shares	89,161	81,269	166,329	283,710
12b-1 distribution and service fees – Class C Shares	23,018	20,839	40,530	48,973
12b-1 distribution and service fees – Class C2 Shares	111,982	87,033	144,012	310,211
Shareholder servicing agent fees	29,561	21,954	76,159	66,204
Interest expense	11,217	2,042	30,535	90,208
Custodian fees	20,555	17,379	33,035	33,297
Trustees fees	2,123	1,502	5,506	5,472
Professional fees	17,971	16,809	21,479	30,718
Shareholder reporting expenses	10,852	9,192	21,293	22,553
Federal and state registration fees	2,330	2,182	3,672	4,302
Other	4,292	3,778	9,453	9,034
Total expenses	749,513	569,783	1,639,558	1,994,998
Net investment income (loss)	2,999,717	2,125,123	6,904,711	7,427,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,082,272)	76,603	21,592	348,507
Swaps	26,336	—	54,524	59,478
Change in net unrealized appreciation (depreciation) of:
Investments	1,408,228	476,406	1,204,845	2,814,320
Swaps	(20,657)	—	(46,711)	(50,995)
Net realized and unrealized gain (loss)	331,635	553,009	1,234,250	3,171,310
Net increase (decrease) in net assets from operations	$3,331,352	$2,678,132	$8,138,961	$10,598,464

See accompanying notes to financial statements.

52	Nuveen Investments

Statement of

Changes in Net Assets	(Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/15	Year Ended 5/31/15	Six Months Ended 11/30/15	Year Ended 5/31/15
Operations
Net investment income (loss)	$2,999,717	$5,627,690	$2,125,123	$4,181,609
Net realized gain (loss) from:
Investments	(1,082,272)	601,805	76,603	70,299
Swaps	26,336	(46,476)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	1,408,228	(661,109)	476,406	1,388,311
Swaps	(20,657)	20,657	—	—
Net increase (decrease) in net assets from operations	3,331,352	5,542,567	2,678,132	5,640,219
Distributions to Shareholders
From net investment income:
Class A Shares	(1,593,033)	(3,268,750)	(1,575,689)	(3,078,132)
Class C Shares	(63,222)	(39,223)	(64,263)	(48,440)
Class C2 Shares	(454,212)	(988,378)	(390,741)	(833,782)
Class I Shares	(807,584)	(1,367,232)	(207,774)	(317,352)
Decrease in net assets from distributions to shareholders	(2,918,051)	(5,663,583)	(2,238,467)	(4,277,706)
Fund Share Transactions
Proceeds from sale of shares	14,367,036	26,293,915	8,821,767	19,377,228
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,845,244	3,375,354	1,703,776	3,214,464
	16,212,280	29,669,269	10,525,543	22,591,692
Cost of shares redeemed	(10,190,199)	(31,615,025)	(5,946,816)	(15,662,972)
Net increase (decrease) in net assets from Fund share transactions	6,022,081	(1,945,756)	4,578,727	6,928,720
Net increase (decrease) in net assets	6,435,382	(2,066,772)	5,018,392	8,291,233
Net assets at the beginning of period	163,248,172	165,314,944	117,919,580	109,628,347
Net assets at the end of period	$169,683,554	$163,248,172	$122,937,972	$117,919,580
Undistributed (Over-distribution of) net investment income at the end of period	$286,797	$205,131	$127,692	$241,036

See accompanying notes to financial statements.

Nuveen Investments	53

Statement of Changes in Net Assets (Unaudited) (continued)

	North Carolina		Tennessee
	Six Months Ended 11/30/15	Year Ended 5/31/15	Six Months Ended 11/30/15	Year Ended 5/31/15
Operations
Net investment income (loss)	$6,904,711	$13,326,573	$7,427,154	$14,433,071
Net realized gain (loss) from:
Investments	21,592	104,850	348,507	(98,805)
Swaps	54,524	(47,841)	59,478	(53,360)
Change in net unrealized appreciation (depreciation) of:
Investments	1,204,845	(148,101)	2,814,320	525,503
Swaps	(46,711)	46,711	(50,995)	50,995
Net increase (decrease) in net assets from operations	8,138,961	13,282,192	10,598,464	14,857,404
Distributions to Shareholders
From net investment income:
Class A Shares	(2,600,665)	(5,326,571)	(4,595,088)	(9,633,875)
Class C Shares	(93,335)	(107,665)	(118,714)	(113,963)
Class C2 Shares	(491,766)	(1,128,919)	(1,111,241)	(2,396,356)
Class I Shares	(3,637,527)	(6,754,260)	(1,026,854)	(1,784,030)
Decrease in net assets from distributions to shareholders	(6,823,293)	(13,317,415)	(6,851,897)	(13,928,224)
Fund Share Transactions
Proceeds from sale of shares	48,821,045	86,983,980	21,007,015	55,701,922
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,753,068	8,996,515	5,596,080	10,790,452
	53,574,113	95,980,495	26,603,095	66,492,374
Cost of shares redeemed	(29,917,939)	(76,104,911)	(32,423,516)	(65,185,232)
Net increase (decrease) in net assets from Fund share transactions	23,656,174	19,875,584	(5,820,421)	1,307,142
Net increase (decrease) in net assets	24,971,842	19,840,361	(2,073,854)	2,236,322
Net assets at the beginning of period	427,473,118	407,632,757	444,040,742	441,804,420
Net assets at the end of period	$452,444,960	$427,473,118	$441,966,888	$444,040,742
Undistributed (Over-distribution of) net investment income at the end of period	$(133,458)	$(214,876)	$2,457,032	$1,881,775

See accompanying notes to financial statements.

54	Nuveen Investments

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Nuveen Investments	55

Financial

Highlights (Unaudited)

Georgia

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2016(g)	$11.04	$0.20	$0.02	$0.22	$(0.20)	$—	$(0.20)	$11.06
2015	11.04	0.40	— **	0.40	(0.40)	—	(0.40)	11.04
2014	11.20	0.41	(0.17)	0.24	(0.40)	—	(0.40)	11.04
2013	11.14	0.41	0.07	0.48	(0.42)	—	(0.42)	11.20
2012	10.46	0.44	0.68	1.12	(0.44)	—	(0.44)	11.14
2011	10.66	0.45	(0.21)	0.24	(0.44)	—	(0.44)	10.46
Class C (02/14)
2016(g)	10.99	0.15	0.03	0.18	(0.15)	—	(0.15)	11.02
2015	11.00	0.30	— **	0.30	(0.31)	—	(0.31)	10.99
2014(e)	10.79	0.02	0.28	0.30	(0.09)	—	(0.09)	11.00
Class C2 (01/94)(f)
2016(g)	11.00	0.17	0.02	0.19	(0.17)	—	(0.17)	11.02
2015	11.00	0.33	0.01	0.34	(0.34)	—	(0.34)	11.00
2014	11.17	0.35	(0.18)	0.17	(0.34)	—	(0.34)	11.00
2013	11.10	0.35	0.08	0.43	(0.36)	—	(0.36)	11.17
2012	10.43	0.38	0.67	1.05	(0.38)	—	(0.38)	11.10
2011	10.63	0.39	(0.21)	0.18	(0.38)	—	(0.38)	10.43
Class I (02/97)
2016(g)	11.00	0.21	0.03	0.24	(0.21)	—	(0.21)	11.03
2015	11.00	0.42	— **	0.42	(0.42)	—	(0.42)	11.00
2014	11.16	0.43	(0.17)	0.26	(0.42)	—	(0.42)	11.00
2013	11.10	0.44	0.06	0.50	(0.44)	—	(0.44)	11.16
2012	10.43	0.46	0.67	1.13	(0.46)	—	(0.46)	11.10
2011	10.63	0.47	(0.21)	0.26	(0.46)	—	(0.46)	10.43

56	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.98%	$90,419	0.83	%*	0.82	%*	3.67	%*	8%
3.65	89,014	0.83		0.82		3.57		11
2.27	97,333	0.83		0.82		3.83		9
4.34	109,963	0.81		0.80		3.67		10
10.89	104,821	0.84		0.83		4.03		16
2.30	96,309	0.83		0.82		4.28		3

1.67	5,353	1.62	*	1.61	*	2.81	*	8
2.73	3,480	1.62		1.61		2.68		11
2.82	298	1.63	*	1.62	*	2.69	*	9

1.71	29,624	1.38	*	1.37	*	3.12	*	8
3.10	30,258	1.38		1.37		3.02		11
1.61	34,234	1.38		1.37		3.29		9
3.90	38,589	1.36		1.35		3.12		10
10.24	34,504	1.39		1.38		3.48		16
1.75	31,425	1.38		1.37		3.73		3

2.16	44,288	0.63	*	0.62	*	3.86	*	8
3.83	40,496	0.63		0.62		3.76		11
2.46	33,450	0.63		0.62		4.04		9
4.58	40,839	0.61		0.60		3.87		10
11.07	42,782	0.64		0.63		4.23		16
2.54	43,068	0.63		0.62		4.47		3

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2015.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	57

Financial Highlights (Unaudited) (continued)

Louisiana

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2016(g)	$11.40	$0.21	$0.05	$0.26	$(0.22)	$—	$(0.22)	$11.44
2015	11.25	0.44	0.15	0.59	(0.44)	—	(0.44)	11.40
2014	11.32	0.45	(0.10)	0.35	(0.42)	—	(0.42)	11.25
2013	11.38	0.44	(0.06)	0.38	(0.44)	—	(0.44)	11.32
2012	10.55	0.47	0.83	1.30	(0.47)	—	(0.47)	11.38
2011	10.58	0.46	(0.02)	0.44	(0.47)	—	(0.47)	10.55
Class C (02/14)
2016(g)	11.35	0.16	0.06	0.22	(0.18)	—	(0.18)	11.39
2015	11.20	0.33	0.17	0.50	(0.35)	—	(0.35)	11.35
2014(e)	10.80	0.02	0.48	0.50	(0.10)	—	(0.10)	11.20
Class C2 (02/94)(f)
2016(g)	11.35	0.18	0.05	0.23	(0.19)	—	(0.19)	11.39
2015	11.20	0.37	0.16	0.53	(0.38)	—	(0.38)	11.35
2014	11.28	0.39	(0.11)	0.28	(0.36)	—	(0.36)	11.20
2013	11.34	0.37	(0.05)	0.32	(0.38)	—	(0.38)	11.28
2012	10.51	0.41	0.83	1.24	(0.41)	—	(0.41)	11.34
2011	10.54	0.41	(0.03)	0.38	(0.41)	—	(0.41)	10.51
Class I (02/97)
2016(g)	11.43	0.22	0.05	0.27	(0.23)	—	(0.23)	11.47
2015	11.28	0.46	0.16	0.62	(0.47)	—	(0.47)	11.43
2014	11.35	0.47	(0.09)	0.38	(0.45)	—	(0.45)	11.28
2013	11.41	0.46	(0.06)	0.40	(0.46)	—	(0.46)	11.35
2012	10.58	0.49	0.83	1.32	(0.49)	—	(0.49)	11.41
2011	10.61	0.48	(0.02)	0.46	(0.49)	—	(0.49)	10.58

58	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.31%	$82,876	0.84	%*	0.84	%*	3.70	%*	3%
5.34	81,264	0.84		0.84		3.81		12
3.35	77,147	0.86		0.85		4.13		23
3.35	95,749	0.85		0.84		3.83		13
12.53	81,109	0.87		0.86		4.31		33
4.27	69,299	0.84		0.84		4.44		17

1.92	4,969	1.63	*	1.63	*	2.88	*	3
4.54	3,330	1.63		1.63		2.92		12
4.68	229	1.66	*	1.65	*	2.96	*	23

2.05	23,109	1.39	*	1.39	*	3.15	*	3
4.81	23,535	1.39		1.39		3.27		12
2.69	25,751	1.41		1.40		3.58		23
2.82	33,593	1.40		1.39		3.27		13
11.97	26,990	1.42		1.41		3.74		33
3.70	21,819	1.39		1.39		3.89		17

2.41	11,984	0.64	*	0.64	*	3.89	*	3
5.54	9,791	0.64		0.64		4.00		12
3.56	6,501	0.66		0.65		4.33		23
3.55	7,794	0.65		0.64		4.01		13
12.74	5,007	0.67		0.66		4.47		33
4.49	3,305	0.64		0.64		4.61		17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	59

Financial Highlights (Unaudited) (continued)

North Carolina

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2016(g)	$10.95	$0.17	$0.03	$0.20	$(0.17)	$—	$(0.17)	$10.98
2015	10.95	0.35	— **	0.35	(0.35)	—	(0.35)	10.95
2014	11.04	0.37	(0.08)	0.29	(0.38)	—	(0.38)	10.95
2013	11.07	0.39	(0.02)	0.37	(0.40)	—	(0.40)	11.04
2012	10.36	0.41	0.71	1.12	(0.41)	—	(0.41)	11.07
2011	10.53	0.42	(0.18)	0.24	(0.41)	—	(0.41)	10.36
Class C (02/14)
2016(g)	10.95	0.13	0.03	0.16	(0.13)	—	(0.13)	10.98
2015	10.94	0.26	0.01	0.27	(0.26)	—	(0.26)	10.95
2014(e)	10.63	0.04	0.36	0.40	(0.09)	—	(0.09)	10.94
Class C2 (10/93)(f)
2016(g)	10.95	0.14	0.03	0.17	(0.14)	—	(0.14)	10.98
2015	10.95	0.29	— **	0.29	(0.29)	—	(0.29)	10.95
2014	11.04	0.31	(0.08)	0.23	(0.32)	—	(0.32)	10.95
2013	11.07	0.33	(0.02)	0.31	(0.34)	—	(0.34)	11.04
2012	10.36	0.35	0.72	1.07	(0.36)	—	(0.36)	11.07
2011	10.53	0.36	(0.18)	0.18	(0.35)	—	(0.35)	10.36
Class I (02/97)
2016(g)	10.99	0.18	0.04	0.22	(0.18)	—	(0.18)	11.03
2015	10.99	0.37	— **	0.37	(0.37)	—	(0.37)	10.99
2014	11.08	0.39	(0.08)	0.31	(0.40)	—	(0.40)	10.99
2013	11.10	0.41	— **	0.41	(0.43)	—	(0.43)	11.08
2012	10.40	0.44	0.70	1.14	(0.44)	—	(0.44)	11.10
2011	10.57	0.44	(0.18)	0.26	(0.43)	—	(0.43)	10.40

60	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.85%	$170,525	0.79	%*	0.78	%*	3.14	%*	2%
3.26	164,797	0.78		0.78		3.19		11
2.78	173,143	0.80		0.80		3.50		7
3.37	197,820	0.80		0.78		3.47		10
11.04	176,927	0.81		0.80		3.85		9
2.30	158,176	0.80		0.79		4.06		5

1.43	9,160	1.59	*	1.58	*	2.33	*	2
2.52	7,331	1.58		1.58		2.36		11
3.75	1,788	1.60	*	1.60	*	2.40	*	7

1.56	37,764	1.34	*	1.33	*	2.59	*	2
2.67	39,460	1.33		1.33		2.64		11
2.20	45,856	1.35		1.35		2.96		7
2.82	57,987	1.35		1.33		2.92		10
10.47	49,381	1.36		1.35		3.30		9
1.77	42,587	1.35		1.34		3.51		5

2.02	234,995	0.59	*	0.58	*	3.34	*	2
3.41	215,885	0.58		0.58		3.39		11
2.95	186,847	0.60		0.60		3.70		7
3.67	223,051	0.60		0.58		3.67		10
11.15	211,559	0.61		0.60		4.05		9
2.53	197,520	0.60		0.59		4.26		5

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Tennessee

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/87)
2016(g)	$11.85	$0.21	$0.08	$0.29	$(0.19)	$—	$(0.19)	$11.95
2015	11.82	0.40	0.02	0.42	(0.39)	—	(0.39)	11.85
2014	12.02	0.41	(0.17)	0.24	(0.39)	(0.05)	(0.44)	11.82
2013	12.04	0.41	0.03	0.44	(0.40)	(0.06)	(0.46)	12.02
2012	11.24	0.45	0.83	1.28	(0.45)	(0.03)	(0.48)	12.04
2011	11.40	0.46	(0.17)	0.29	(0.45)	—	(0.45)	11.24
Class C (02/14)
2016(g)	11.81	0.16	0.09	0.25	(0.14)	—	(0.14)	11.92
2015	11.79	0.30	0.01	0.31	(0.29)	—	(0.29)	11.81
2014(e)	11.49	0.03	0.36	0.39	(0.09)	—	(0.09)	11.79
Class C2 (10/93)(f)
2016(g)	11.83	0.17	0.09	0.26	(0.16)	—	(0.16)	11.93
2015	11.80	0.33	0.02	0.35	(0.32)	—	(0.32)	11.83
2014	12.01	0.34	(0.18)	0.16	(0.32)	(0.05)	(0.37)	11.80
2013	12.02	0.34	0.05	0.39	(0.34)	(0.06)	(0.40)	12.01
2012	11.23	0.38	0.83	1.21	(0.39)	(0.03)	(0.42)	12.02
2011	11.39	0.40	(0.17)	0.23	(0.39)	—	(0.39)	11.23
Class I (02/97)
2016(g)	11.83	0.22	0.08	0.30	(0.20)	—	(0.20)	11.93
2015	11.80	0.42	0.02	0.44	(0.41)	—	(0.41)	11.83
2014	12.01	0.43	(0.18)	0.25	(0.41)	(0.05)	(0.46)	11.80
2013	12.02	0.43	0.05	0.48	(0.43)	(0.06)	(0.49)	12.01
2012	11.23	0.47	0.82	1.29	(0.47)	(0.03)	(0.50)	12.02
2011	11.39	0.48	(0.16)	0.32	(0.48)	—	(0.48)	11.23

62	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.48%	$285,781	0.82	%*	0.78	%*	3.50	%*	5%
3.54	291,997	0.79		0.78		3.35		3
2.11	304,426	0.80		0.79		3.54		3
3.72	367,265	0.79		0.78		3.33		8
11.64	334,205	0.82		0.81		3.84		16
2.64	299,678	0.81		0.81		4.11		19

2.16	11,416	1.62	*	1.58	*	2.69	*	5
2.64	8,775	1.58		1.57		2.50		3
3.40	1,547	1.60	*	1.59	*	2.42	*	3

2.20	82,205	1.37	*	1.33	*	2.95	*	5
2.98	84,804	1.34		1.33		2.80		3
1.45	93,355	1.35		1.34		3.00		3
3.26	121,645	1.34		1.33		2.78		8
10.99	97,520	1.37		1.36		3.28		16
2.09	73,960	1.36		1.36		3.56		19

2.59	62,565	0.62	*	0.58	*	3.70	*	5
3.75	58,465	0.59		0.58		3.54		3
2.24	42,477	0.60		0.59		3.75		3
4.01	36,091	0.59		0.58		3.53		8
11.79	24,687	0.62		0.61		4.01		16
2.86	12,410	0.61		0.61		4.30		19

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	63

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The Nuveen Multistate Trust III (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The end of the reporting period for the Funds is November 30, 2015, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2015 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, its respective state and, in some cases, its respective local income taxes as is consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal and its respective state personal income tax. These municipal bonds include obligations issued by its respective state and its subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal and its respective state personal income tax. Each Fund may invest without limit in securities that generate income subject to the alternative minimum tax. Each Fund will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity in excess of 10 years.

Under normal market conditions, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Sub-Adviser to be of comparable quality. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. Each Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. Each Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. Each Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

Each Fund may utilize futures contracts, swap contracts, options on futures contracts and options on swap contracts in an attempt to manage market risk, credit risk and yield curve risk and to manage the effective maturity or duration of securities in each Fund’s portfolio.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

64	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds outstanding when-issued/delayed delivery purchase commitments were as follows:

	Georgia	North Carolina
Outstanding when-issued/delayed delivery purchase commitments	$2,302,900	$1,798,227

Investment Income

Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydowns gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares will be issued upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purpose of dividend reinvestment, but are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Nuveen Investments	65

Notes to Financial Statements (Unaudited) (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by a pricing service approved by the Funds’ Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Georgia	Level 1	Level 2	Level 3	Total
Long-term Investments*
Municipal Bonds	$—	$169,544,333	$—	$169,544,333

66	Nuveen Investments

Louisiana	Level 1	Level 2	Level 3	Total
Long-term Investments*
Municipal Bonds	$—	$118,138,351	$—	$118,138,351

North Carolina
Long-term Investments*
Municipal Bonds	$—	$457,788,510	$—	$457,788,510

Tennessee
Long-term Investments*
Municipal Bonds	$—	$462,874,537	$—	$462,874,537
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

Nuveen Investments	67

Notes to Financial Statements (Unaudited) (continued)

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	Georgia	Louisiana	North Carolina	Tennessee
Floating rate obligations: self-deposited Inverse Floaters	$3,380,000	$750,000	$9,255,000	$27,290,000
Floating rate obligations: externally-deposited Inverse Floaters	9,030,000	3,000,000	—	7,500,000
Total	$12,410,000	$3,750,000	$9,255,000	$34,790,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding and average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$3,380,000	$750,000	$9,255,000	$27,290,000
Average annual interest rate and fees	0.66%	0.54%	0.66%	0.66%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

68	Nuveen Investments

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations-Recourse Trusts	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts: self-deposted Inverse Floaters	$—	$750,000	$9,255,000	$19,040,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	3,000,000	—	—
Total	$—	$3,750,000	$9,255,000	$19,040,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

In addition to the inverse floating rate securities in which the Funds may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Credit Default Swap Contracts

A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or (ii) pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain or loss. Payments received or made at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps (, net)” on the Statement of Assets and Liabilities.

Investments in swaps cleared through an exchange obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity. In certain instances, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers” on the Statement of Assets and Liabilities.

Nuveen Investments	69

Notes to Financial Statements (Unaudited) (continued)

During the current fiscal period, Georgia, North Carolina and Tennessee invested in credit default swaps to manage credit risk by purchasing credit protection. These swap contracts were terminated prior to the end of the reporting period.

The average notional amount of credit default swap contracts outstanding during the current fiscal period, was as follows:

	Georgia	North Carolina	Tennessee
Average notional amount of credit default swap contracts outstanding*	$308,333	$563,333	$615,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in net Unrealized Appreciation (Depreciation) of Swaps
Georgia	Credit	Swaps	$26,336	$(20,657)
North Carolina	Credit	Swaps	54,524	(46,711)
Tennessee	Credit	Swaps	59,478	(50,995)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 11/30/15		Year Ended 5/31/15
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	387,936	$4,275,765	616,191	$6,837,252
Class C	194,372	2,131,909	310,963	3,435,436
Class C2	8,449	92,911	20,912	231,278
Class I	715,851	7,866,451	1,428,896	15,789,949
Shares issued to shareholders due to reinvestment of distributions:
Class A	106,237	1,172,690	205,922	2,284,465
Class C	4,535	49,869	2,740	30,339
Class C2	26,097	286,974	51,485	569,120
Class I	30,514	335,711	44,426	491,430
	1,473,991	16,212,280	2,681,535	29,669,269
Shares redeemed:
Class A	(386,352)	(4,258,864)	(1,571,530)	(17,403,862)
Class C	(29,672)	(325,269)	(24,207)	(268,291)
Class C2	(98,328)	(1,080,026)	(431,836)	(4,770,614)
Class I	(411,539)	(4,526,040)	(831,865)	(9,172,258)
	(925,891)	(10,190,199)	(2,859,438)	(31,615,025)
Net increase (decrease)	548,100	$6,022,081	(177,903)	$(1,945,756)

70	Nuveen Investments

	Six Months Ended 11/30/15		Year Ended 5/31/15
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	368,181	$4,186,346	953,232	$10,912,626
Class C	152,974	1,730,918	288,218	3,273,180
Class C2	10,194	115,377	14,410	163,975
Class I	244,189	2,789,126	438,171	5,027,447
Shares issued to shareholders due to reinvestment of distributions:
Class A	109,273	1,244,935	209,652	2,396,495
Class C	4,543	51,529	2,892	33,058
Class C2	24,435	277,124	51,460	585,496
Class I	11,398	130,188	17,386	199,415
	925,187	10,525,543	1,975,421	22,591,692
Shares redeemed:
Class A	(361,999)	(4,118,026)	(891,032)	(10,166,794)
Class C	(14,605)	(165,220)	(18,101)	(206,168)
Class C2	(79,104)	(894,452)	(290,128)	(3,286,193)
Class I	(67,422)	(769,118)	(175,198)	(2,003,817)
	(523,130)	(5,946,816)	(1,374,459)	(15,662,972)
Net increase (decrease)	402,057	$4,578,727	600,962	$6,928,720

	Six Months Ended 11/30/15		Year Ended 5/31/15
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,233,225	$13,476,540	2,423,122	$26,720,435
Class C	205,605	2,247,408	536,737	5,920,797
Class C2	4,955	54,256	32,751	361,158
Class I	3,008,764	33,042,841	4,878,144	53,981,590
Shares issued to shareholders due to reinvestment of distributions:
Class A	203,498	2,228,342	405,238	4,472,593
Class C	6,673	73,042	7,930	87,568
Class C2	33,644	368,397	74,968	827,293
Class I	189,464	2,083,287	325,714	3,609,061
	4,885,828	53,574,113	8,684,604	95,980,495
Shares redeemed:
Class A	(956,370)	(10,452,534)	(3,592,381)	(39,596,408)
Class C	(47,491)	(518,076)	(38,355)	(422,554)
Class C2	(203,174)	(2,221,699)	(693,186)	(7,639,849)
Class I	(1,523,600)	(16,725,630)	(2,572,541)	(28,446,100)
	(2,730,635)	(29,917,939)	(6,896,463)	(76,104,911)
Net increase (decrease)	2,155,193	$23,656,174	1,788,141	$19,875,584

Nuveen Investments	71

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 11/30/15		Year Ended 5/31/15
Tennessee	Shares	Amount	Shares	Amount
Shares sold:
Class A	948,694	$11,253,806	1,893,679	$22,624,060
Class C	247,933	2,934,249	629,374	7,490,690
Class C2	34,321	408,406	51,574	611,288
Class I	541,187	6,410,554	2,099,909	24,975,884
Shares issued to shareholders due to reinvestment of distributions:
Class A	316,117	3,757,024	623,779	7,449,578
Class C	8,957	106,185	8,220	97,983
Class C2	75,552	896,749	153,811	1,834,174
Class I	70,445	836,122	118,073	1,408,717
	2,243,206	26,603,095	5,578,419	66,492,374
Shares redeemed:
Class A	(1,998,260)	(23,647,093)	(3,627,357)	(43,186,369)
Class C	(41,672)	(492,978)	(25,958)	(309,177)
Class C2	(389,796)	(4,610,401)	(946,141)	(11,269,008)
Class I	(310,591)	(3,673,044)	(874,895)	(10,420,678)
	(2,740,319)	(32,423,516)	(5,474,351)	(65,185,232)
Net increase (decrease)	(497,113)	$(5,820,421)	104,068	$1,307,142

5. Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$21,071,607	$7,103,256	$36,760,492	$22,819,707
Sales and maturities	$13,089,099	$3,736,333	$7,316,500	$25,625,814

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of November 30, 2015, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$157,301,179	$108,723,645	$416,275,608	$401,440,404
Gross unrealized:
Appreciation	$9,203,742	$8,779,294	$32,623,851	$34,447,308
Depreciation	(340,921)	(114,588)	(365,963)	(303,289)
Net unrealized appreciation (depreciation) of investments	$8,862,821	$8,664,706	$32,257,888	$34,144,019

72	Nuveen Investments

Permanent differences, primarily due to taxable market discount and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2015, the Funds’ last tax year end, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$—	$—	$7	$5
Undistributed (Over-distribution of) net investment income	(71,517)	(969)	(173,115)	(184,259)
Accumulated net realized gain (loss)	71,517	969	173,108	184,254

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2015, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income[1]	$528,005	$562,694	$805,151	$1,725,121
Undistributed net ordinary income[2]	57,996	2,334	—	—
Undistributed net long-term capital gains	—	—	—	—
[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2015 through May 31, 2015, and paid on June 1, 2015.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2015, was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$5,640,645	$4,263,686	$13,313,432	$13,880,203
Distributions from net ordinary income[2]	31,600	—	16,802	49,213
Distributions from net long-term capital gains	—	—	—	—
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2015, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Georgia	Louisiana	North Carolina	Tennessee
Expiration:
May 31, 2016	$—	$—	$1,256,363	$—
May 31, 2017	2,634,690	—	1,649,881	—
May 31, 2018	3,466,007	1,974,371	4,606,864	—
May 31, 2019	—	107,840	—	—
Not subject to expiration	—	2,247,964	2,384,502	4,007,754
Total	$6,100,697	$4,330,175	$9,897,610	$4,007,754

During the Fund’s last tax year ended May 31, 2015, Georgia utilized $337,211 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Georgia	Louisiana	North Carolina	Tennessee
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For net assets over $5 billion	0.2500	0.2500	0.2500	0.2500

Nuveen Investments	73

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2015, the complex-level fee rate for each Fund was 0.1639%.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$31,923	$50,324	$47,778	$91,909
Paid to financial intermediaries	27,194	43,767	40,707	81,141

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$26,081	$27,665	$39,381	$63,628

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$19,169	$15,458	$24,235	$30,136

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$—	$277	$1,759	$2,204

8. Borrowing Arrangements

During the current fiscal period, the Funds, along with certain other funds managed by the Adviser (“Participating Funds”), established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small

74	Nuveen Investments

number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2016 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, none of the Funds utilized this facility.

Nuveen Investments	75

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

76	Nuveen Investments

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB)

Nuveen Investments	77

Glossary of Terms Used in this Report (continued)

trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

78	Nuveen Investments

Notes

Nuveen Investments	79

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed approximately $225 billion as of December 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com/mf

MSA-MS5-1115P        13135-INV-B-01/17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: February 5, 2016

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 5, 2016